Accounts Receivable, Net	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	June 30, 2026	December 31, 2025
Accounts receivable	$115,991	$166,552
Less: allowance for expected credit loss	(21)	(21)
	$115,970	$166,531

As of the end of each of the financial period, the aging analysis of accounts receivable, net of allowance for expected credit loss, based on the invoice date is as follows:

	June 30, 2026	December 31, 2025
Current	31,587	$25,548
Within 60 days	6,100	$6,677
Within 90 days	$9,087	$1,941
More than 90 days	$69,196	$132,365
	$115,970	$166,531

The movement of allowances for expected credit loss is as follow:

	June 30, 2026	December 31, 2025
Balance at beginning of the year	$(21)	$(19)
Reversal of expected credit losses	-	(2)
Ending balance	$(21)	$(21)